General Information	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
General Information [Line Items]
GENERAL INFORMATION

1)      GENERAL INFORMATION OF THE COMPANY

Kyivstar Group Ltd. (the “Company”), an exempted company limited by shares, was incorporated, under the laws of Bermuda with registration number 202504557, in Bermuda on March 7, 2025. The registered office of the Company is Victoria Place, 31 Victoria Street, Hamilton, HM10, Bermuda. The principal place of business is located at Index Towers (East Tower), Unit 1703, Dubai (DIFC), United Arab Emirates.

The Company was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the business combination agreement, dated March 18, 2025 (the “Business Combination Agreement” or the “BCA”) by and among the Company, Cohen Circle Acquisition Corp. I (“CC”), a special purpose acquisition company, VEON Amsterdam B.V., VEON Holdings B.V., and Varna Merger Sub Corp.

The Company maintains one direct wholly owned subsidiary, Varna Merger Sub Corp. (“Merger Sub”), an exempted company incorporated with limited liability in the Cayman Islands. Merger Sub was incorporated on March 13, 2025 to facilitate the consummation of the transactions contemplated in the Business Combination Agreement. As of March 31, 2025, Merger Sub had no assets, liabilities, or operations.

In connection with the Business Combination Agreement, the Company will acquire all of the issued and outstanding shares of VEON Holdings B.V. from VEON Amsterdam B.V. (the “Sale”), and Merger Sub will merge with and into CC (the “Merger”). CC will be the surviving corporation of the Merger and become a wholly owned subsidiary of the Company. Following the consummation of the Sale, the Merger and the other transactions contemplated by the BCA (the “Transactions”), the Company will be a publicly-traded corporation. However, the consummation of the transactions contemplated by the Business Combination Agreement are subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The consolidated financial statements were authorized by the management for issuance on April 17, 2025, except for Note 5, which was authorized on July 9, 2025. The Company has the ability to amend and reissue the consolidated financial statements.

1       GENERAL INFORMATION

Kyivstar Group Ltd. (the “Company” and collectively with its subsidiaries “Kyivstar Group”), an exempted company limited by shares, was incorporated under the laws of Bermuda with registration number 202504557, in Bermuda on March 7, 2025. The registered office of the Company is Victoria Place, 31 Victoria Street, Hamilton, HM10, Bermuda. The principal place of business is located at Index Towers (East Tower), Unit 517, Dubai (DIFC), United Arab Emirates.

The Company was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the business combination agreement, dated March 18, 2025 (the “Business Combination Agreement” or the “BCA”), by and among the Company, Cohen Circle Acquisition Corp. I (“CC” or “Cohen Circle”), a special purpose acquisition company (“SPAC”), VEON Amsterdam B.V., VEON Holdings B.V., and Varna Merger Sub Corp. (“Varna Merger Sub”).

On August 14, 2025, the Company and Cohen Circle consummated the Business Combination Agreement, as further explained below, pursuant to which (i) VEON Holdings Amsterdam B.V.’s shareholder contributed their shares in VEON Holdings B.V. to the Company in exchange of the Company’s shares at a pre-determined exchange ratio, becoming the Company’s controlling shareholder (the “Capital Reorganization”) and (ii) Cohen Circle’s shareholders contributed the net assets of Cohen Circle, which primarily consisted of cash and marketable securities held in trust and certain public warrant liabilities in exchange of the Company’s shares via a merger with Varna Merger Sub (the “SPAC Merger”). Cohen Circle Acquisition Corp. I subsequently changed its name to Kyivstar Cayman Corp. on August 14, 2025. Refer to Major developments during the nine-month period ended September 30, 2025 below and Note 4 for further details.

Kyivstar Group’s operations include the operations of the following entities (i) VEON Holdings B.V. (“VEON Holdings”) and (ii) JSC Kyivstar and its subsidiaries (“Kyivstar”).

In April 2025, VEON Ltd. undertook a pre-transaction reorganization of VEON Holdings (the “Reorganization”). This Reorganization was consummated through a Dutch legal demerger, as a result of which VEON Holdings, which remains domiciled in the Netherlands, holds only Kyivstar and its subsidiaries and certain other select assets and liabilities. The Reorganization was completed on April 8, 2025. As mentioned above, following the Capital Reorganization, the Company became the parent of VEON Holdings and the holding company of all operations of Kyivstar Group.

VEON Holdings was established as a private company with limited liability under the laws of the Netherlands on June 29, 2009. The registered office and principal place of business of VEON Holdings B.V. is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands. The entity is an indirectly wholly owned subsidiary of VEON Ltd. (“VEON” or “Parent”).

The main operating company in Kyivstar Group is JSC Kyivstar (“Kyivstar”). JSC Kyivstar was established and registered on September 3, 1997 under the laws of Ukraine. JSC Kyivstar’s registered legal address is at 53 Degtyarivska St. Kyiv 03113 Ukraine. JSC Kyivstar’s head office is located at the registered legal address and the principal place of JSC Kyivstar’s business is its registered legal address. JSC Kyivstar has a main office in Kyiv, Ukraine.

JSC Kyivstar provides mobile connectivity services on 2G, 3G and 4G/LTE networks. Kyivstar also offers voice and data services on fixed networks, including mobile and fixed converged services in consumer and business segments. Its digital portfolio includes Kyivstar TV, offered on IPTV platforms as well as mobile, big data and technology services through Kyivstar.Tech, digital health services through Helsi, ride-hailing and delivery through Uklon, self-care application MyKyivstar and consumer cloud offerings as well as B2B services.

BASIS OF PRESENTATION

The SPAC Merger and Capital Reorganization has been accounted for with Cohen Circle being identified as the “acquired” entity for financial reporting purposes. Accordingly, the SPAC Merger has been accounted for as the equivalent of the Company issuing shares for the net assets of Cohen Circle, accompanied by a Capital Reorganization. Therefore, these interim condensed consolidated financial statements have been presented as a continuation of VEON Holdings and its subsidiaries as VEON Holdings is considered the accounting predecessor. Accordingly, all historical financial information presented in these interim condensed consolidated financial statements represents the accounts of VEON Holdings. The comparative financial information in relation to the shares and basic and diluted earnings per share prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio established in the Capital Reorganization.

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board, effective at the time of preparing the interim condensed consolidated financial statements. The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the VEON Holdings audited annual combined financial statements as of and for the year ended December 31, 2024 as included in the Company’s prospectus deemed effective with the SEC on July 22, 2025.

As noted above, prior to the close of the Business Combination and Capital Reorganization, the financial statements were prepared on a combined basis using the carve-out principles described in the Company’s VEON Holdings audited annual combined financial statements as of and for the year ended December 31, 2024 as included in the Company’s prospectus deemed effective with the SEC on July 22, 2025. These interim condensed consolidated financial statements follow the same significant accounting policies as those included in the VEON Holdings’ most recent audited consolidated financial statements. Management believes that all adjustments that are required for a proper presentation of the financial information are incorporated in these interim condensed consolidated financial statements, except for the adoption of the new or revised standards, amendments and/or interpretations that became mandatory for periods beginning on or after January 1, 2025. See New Accounting Policies below for further details.

Certain amounts reported in the interim condensed consolidated statement of financial position have been reclassified in order to conform to the current period presentation.

The interim condensed consolidated financial statements have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, material uncertainties affecting the Company’s ability to continue as a going concern are discussed in detail at the end of this section.

These interim condensed consolidated financial statements do not necessarily reflect what the consolidated result of operations would have been had the Company existed as a separate independent legal group and had it therefore presented stand-alone interim condensed consolidated financial information during the periods presented. Further, these interim condensed consolidated financial statements may not be indicative of the Company’s future performance, financial position, or cash flows. Specifically, for all periods prior to the close of the Capital Reorganization the condensed combined financial statements were prepared using the carve-out principles described in VEON Holdings audited annual combined financial statements. Subsequent to the closing, the interim condensed consolidated financial statements are now prepared based on the actual results of the consolidated group.

The functional currency of Kyivstar is Ukrainian Hryvnia (“UAH”), the currency of the primary economic environment in which Kyivstar operates. The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.

FOREIGN CURRENCY TRANSLATION

For the purpose of these interim condensed consolidated financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Equity.

BASIS OF CONSOLIDATION

The interim condensed consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Interests held by Kyivstar Group in its principal subsidiaries as of September 30:

	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine*	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate*	97.00%	Ukraine	—	—
LLC Uklon Tech*	97.00%	Ukraine	—	—
LLC Uklon Ltd*	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
VEON Holdings B.V.	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.	100.00%	Cayman Islands	—	—

*        In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.

In September 2024, JSC Kyivstar entered into a share-purchase agreement to acquire 100% of the equity interests of LLC “Lan Trace”, an entity who provides internet and TV services in the city of Boryspil and 17 other towns within the Kyiv region, Ukraine to expand its digital portfolio. The preliminary purchase price, which is subject to adjustment, was US$2.

On March 19, 2025 JSC Kyivstar signed a share purchase agreement (“SPA”) to acquire Uklon, consisting of 97% of LLC Uklon Corporate, LLC Uklon Tech, and LLC Uklon Ltd. and its 100% subsidiary Uklon LLC, a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025. Refer to Note 4 for further details.

In May 2025, Kyivstar further increased its ownership of Helsi Ukraine to 97.99% for US$11. Refer to “major developments during nine-month period ended September 30, 2025” for more details. JSC Kyivstar previously acquired a controlling share (69.99%) of Helsi Ukraine, an entity in the IT e-health sector in August 2022 for US$15.

In the interim condensed consolidated financial statements subsidiary undertakings — which are those companies in which the Group directly or indirectly, has an interest of more than half of the voting rights or otherwise has power to exercise control over the operations — have been fully consolidated.

Intercompany transactions, balances and unrealized gains or losses on transactions between Kyivstar Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with Kyivstar Group’s accounting policies.

NEW ACCOUNTING POLICIES

Revenue recognition policy — Uklon

Uklon earns commissions from drivers for facilitating ride-hailing services through its platform. Uklon recognizes revenue as an agent for these ride-hailing services, recording only the commissions collected from drivers, net of any incentives provided to drivers and any incentives provided by Uklon to riders requesting ride-hailing services, as revenue. Revenue is recognized upon completion of the ride, as this satisfies the performance obligation of facilitating the services. Uklon also has arrangements to provide advertising services to third parties that are interested in reaching users of the Uklon platform.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 Financial Instruments: Presentation (“IAS 32”) and IFRS 9 Financial Instruments (“IFRS 9”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 7,666,629 Public Warrants issued in connection with its SPAC Merger as derivative warrant liabilities in accordance with IAS 32 and IFRS 9. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of profit or loss. The fair value of warrants issued by the Company has been estimated using the market price at each measurement date.

Earnings per share — basic and diluted

Basic net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed using the weighted average shares of common stock outstanding during the period and potentially dilutive common shares, including the effect of warrants to purchase shares of common stock using the treasury stock method. The weighted-average shares outstanding for all prior periods presented have been retroactively recast to reflect the capital structure following the Capital Reorganization.

Transaction Costs

Transaction costs of an equity transaction are accounted for as a reduction from equity to the extent that they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided.

GOING CONCERN

As of November 24, 2025, the war in Ukraine is ongoing, millions of people have fled Ukraine, and the country has sustained significant damage to infrastructure and assets. Currently, we have 22.5 million subscribers in Ukraine, where they are supported by approximately 5,058 employees. Kyivstar Group’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of November 24, 2025, most of our Ukraine subsidiary’s employees remain in the country.

The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:

•        We may need to record future impairment charges in Ukraine, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.

•        As of November 24, 2025, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.

•        Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company (“UTC”), a related party to the Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries.

Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:

•        We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.

•        The Company actively engages with stakeholders, including suppliers, customers, and regulatory authorities, to proactively address potential disruptions. Diversification of supply chains and markets to reduce dependency on regions affected by the war is implemented where possible. Management also continues to review and update risk management policies to enhance resilience against the volatility stemming from the war.

•        The Company continues to fund its operations for the next twelve months primarily through a combination of existing liquidity and anticipated proceeds from its customers, including its wholesale business outside Ukraine. As of September 30, 2025, the Company holds US$302 in cash and cash equivalents and US$170 of other liquid financial assets, providing a total available funding of approximately US$472, which significantly exceeds the Company’s projected operating expenditures for the next twelve months. The Company has no material unrelated party debts and therefore no unrelated party debt covenants. The resilience of the Company and its ability to generate strong cash flows has been proven through the full-scale war since 2022.

•        Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that sanctioned individuals, including any beneficial owners of LetterOne, do not participate in the management of Kyivstar.

•        On October 30, 2023, VEON announced that two appeals were filed with the relevant Ukrainian courts, challenging the freezing of the corporate rights in Kyivstar and UTC, noting that corporate rights in Kyivstar and UTC belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and UTC. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group’s subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group’s other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. After the successful lifting of the court freeze of Kyivstar’s shares on November 29, 2024, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursuing steps to meet the conditions required by the local custodian to lift the stipulated freeze.

•        On August 14, 2025, VEON closed the previously announced business combination agreement between Kyivstar Group Ltd. and Cohen Circle. In connection with the business combination agreement, Kyivstar Group Ltd. acquired all of the issued and outstanding shares of VEON Holdings B.V. from VEON Amsterdam B.V. Following the closing of the BCA, on August 15, 2025, Kyivstar Group Ltd.’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market (the “Listing”) under the symbols “KYIV” and “KYIVW”, respectively, making the Company the first and only pure-play Ukrainian investment opportunity in U.S. stock markets. The Listing has broadened the Company’s US and international shareholder base with over 10% of the Company’s shares being traded publicly on the Nasdaq Global Select market.

The accompanying interim condensed consolidated financial statements have been prepared on a going concern basis. In accordance with IAS 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim condensed consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

Major developments during the nine-month period ended September 30, 2025

Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business

On March 19, 2025 JSC Kyivstar signed an agreement to acquire 97% of Uklon Group (“Uklon”), a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025.

This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. For further details refer to Note 4.

VEON completes first phase of Share Buyback Program

On January 27, 2025, the US$30 first phase of VEON Ltd.’s share buyback program (as carried out by VEON Holdings B.V.) was completed, resulting in an additional purchase of US$22 of VEON Ltd. shares. Subsequently, during the three-month period ended March 31, 2025, all the shares purchased were transferred to VEON Amsterdam B.V. (refer to Note 7).

VEON completes reorganization of VEON Holdings B.V.

On April 8, 2025, VEON announced that it had successfully completed the reorganization of VEON Holdings B.V.

Bond repayments

VEON Holdings B.V. repaid all of its 4.0% April 2025 U.S. Dollar denominated Notes (US$472) and 6.3% June 2025 Russian Ruble denominated Notes (US$100 (RUB7,840)), on April 9, 2025 and June 18, 2025, respectively, prior to its acquisition by Kyivstar Group Ltd.

Kyivstar increases ownership stake in Helsi

In May 2025, Kyivstar and LLC “UKRAINIAN INVESTMENT PLATFORM”, representing 26.9% ownership together with other minority stakeholders representing 1.1% ownership in Helsi, negotiated an agreement to buy out the ownership stake of these parties for US$11. Simultaneously the parties also terminated the existing put and call option agreements to the extent representing the stake of these parties, resulting in partial derecognition of the put option liability. At the same time Kyivstar agreed to terms with the remaining 2.01% shareholders based on the terms of the originally entered put and call option agreement.

Share capital

On July 8, 2025, the Company increased its authorized share capital by US$654,300 to US$2,654,300. Immediately following the share capital increase, the Company’s authorized share capital consists of US$2,654,300, divided into 265,430,000 common shares, par value US$0.01 per share.

Completion of Business Combination Agreement

On July 10, 2025, VEON and Cohen Circle announced the execution of non-redemption agreements (“NRAs”), totaling approximately US$52.5 with accredited institutional investors, securing the minimum US$50 cash condition for the proposed Business Combination Agreement.

On August 12, 2025, the shareholders of CC voted to approve and adopt the Business Combination Agreement and to approve and authorize CC to merge with Varna Merger Sub. In connection with the vote to approve the Business Combination Agreement and the SPAC Merger, holders of 5,847,015 shares of CC Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately US$10.40 per share, for a total aggregate redemption amount of US$61 resulting in a total of 17,152,985 Cohen Circle public ordinary shares remaining issued and outstanding as of the Closing Date.

On August 14, 2025, the Company consummated the Business Combination Agreement (the “Closing”). In connection with the Business Combination Agreement, the Company acquired all of the issued and outstanding shares of VEON Holdings B.V. from VEON Amsterdam B.V. in exchange for 206,942,440 newly issued Kyivstar Group Ltd. Common Shares and a Loan Note Payable in the amount of US$178. Further, on August 14, 2025, Varna Merger Sub merged with and into CC with CC being the surviving corporation of the SPAC Merger and becoming a wholly owned subsidiary of the Company. The Company effectively acquired CC’s Net Assets of approximately US$162, consisting predominantly of US$178 in cash and US$16 in liabilities via the SPAC Merger.

At the Closing, each share of CC Class A Ordinary Shares issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 23,163,338 newly issued Kyivstar Group Ltd. Common Shares. Further, 757,745 of the Company’s Common Shares were, pursuant to the NRAs, issued to certain holders of Cohen Circle Class A Ordinary Shares who were parties to the NRAs in consideration of such holders agreeing (i) to vote their Cohen Circle Class A Ordinary Shares in favor of the Transactions and (ii) not to redeem such Cohen Circle Class A Ordinary Shares.

At the Closing, each of the 7,666,629 issued and outstanding CC Public Warrants were automatically surrendered and exchanged for 7,666,629 Kyivstar Group Warrants.

Following the Closing, on August 15, 2025, the Company’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market under the symbols “KYIV” and “KYIVW”, respectively, with VEON Amsterdam B.V. holding 89.6% of the outstanding shares.

Appointment of management and board

Effective June 1, 2025, Boris Dolgushin was appointed as Chief Financial Officer of the Company.

On August 14, 2025, the Company appointed Kaan Terzioğlu as Executive Chairman and Director, and Oleksandr Komarov as President. The Company also appointed Serdar Çetin, Betsy Z. Cohen, Augie K. Fabela II, Rt Hon Sir Brandon Lewis CBE, Burak Ozer, Duncan Perry, Michael R. Pompeo, Dmytro Shymkiv and Michiel Soeting as the directors of the Company.

Major developments during the nine-month period ended September 30, 2024

Cybersecurity Incident in Ukraine

The cybersecurity incident reported during 2023 had a significant impact for the nine-month period ended June 30, 2024 associated with the revenue loss arising from the customer loyalty measures taken by Kyivstar in order to compensate for the inconvenience caused during the disruptions. The impact of these offers on operating revenue in 2024 was US$46.

VEON Holdings B.V. [Member]
General Information [Line Items]
GENERAL INFORMATION

1       GENERAL INFORMATION

VEON Holdings B.V. (“VEON Holdings”, the “Company”), was established as a private company with limited liability under the laws of the Netherlands on June 29, 2009. The registered office and principal place of business of VEON Holdings B.V. is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands. The entity is an indirectly wholly-owned subsidiary of VEON Ltd. (“Parent”).

On January 13, 2025, VEON Ltd. announced its intention to indirectly list JSC Kyivstar, including its subsidiaries as listed below (in aggregate “Kyivstar”), VEON’s digital operator in Ukraine, on the Nasdaq Stock Market LLC (“Nasdaq”) in the United States (the “Transaction”). As part of the preparation for the indirect listing, VEON will undertake a pre-transaction reorganization of VEON Holdings (the “Reorganization”). This Reorganization will be consummated through a Dutch legal demerger, as a result of which VEON Holdings, which will remain domiciled in the Netherlands, will hold only Kyivstar and its subsidiaries and certain other select assets and liabilities. VEON has commenced the demerger by filing the demerger proposal and accompanying documents with the Dutch Chamber of Commerce on January 13, 2025. The Reorganization is expected to be completed in April 2025. Refer to Note 18.

The combined financial statements (“CFS”) have been prepared in accordance with the basis of preparation and accounting policies set out in this Note below. The combined financial statements were authorized by the VEON Board of Directors for issuance on April 2, 2025.

The combined financial statements presented herein reflect the following combined entities’ results of operations, assets and liabilities and cash flows that will remain with VEON Holdings after the demerger and form the entity subject to the aforementioned Transaction:

VEON Holdings B.V.

The combined financial statements of the Company as a single economic entity reflecting the outcome of the pre-transaction Reorganization.

Kyivstar reflecting the Ukrainian business.

The consolidated financial statements of Kyivstar consist of the following four entities:

•        JSC Kyivstar (“JSC Kyivstar”) being the parent company of Kyivstar and a 99.995% subsidiary of VEON Holdings B.V. (Netherlands) with a minority shareholder VEON Ltd. (Bermuda) holding the remaining 0.005% of JSC Kyivstar’s shares

•        LLC Kyivstar Tech (“Kyivstar.Tech”), being a 100% subsidiary of JSC Kyivstar

•        Limited Liability Company Lan Trace (“Lan Trace”), being a 100% subsidiary of JSC Kyivstar, acquired in September 2024.

•        Helsi Ukraine Limited Liability Company (“Helsi Ukraine” or “Helsi”), being a 69.99% subsidiary of JSC Kyivstar with minority shareholders.

Collectively, VEON Holdings and Kyivstar included in these combined financial statements are referred to as the “Group” or “we” or “our” or “VEON Group”. VEON Ltd. and all its subsidiaries, excluding VEON Group, are henceforth referred to as “Wider VEON Group”, while Wider VEON Group including VEON Group is referred to as “VEON”.

The main operating company in Kyivstar is JSC Kyivstar. JSC Kyivstar was established and registered on September 3, 1997 under the laws of Ukraine. JSC Kyivstar’s registered legal address is at 53 Degtyarivska St. Kyiv 03113 Ukraine. JSC Kyivstar’s head office is located at the registered legal address and the principal place of JSC Kyivstar‘s business is its registered legal address. JSC Kyivstar has a main office in Kyiv, Ukraine.

JSC Kyivstar provides mobile connectivity services on 2G, 3G and 4G/LTE networks. Kyivstar also offers voice and data services on fixed networks, including mobile and fixed converged services in consumer and business segments. Its digital portfolio includes Kyivstar TV, offered on IPTV platforms as well as mobile, self-care application MyKyivstar and consumer cloud offerings as well as B2B services.

JSC Kyivstar’s direct shareholders and their respective declared interests, as of December 31, 2024 and 2023, were as follows:

Name	Interest	Number of shares
VEON Holdings B.V. (Netherlands)	99.995%	13,094,562
VEON Ltd. (Bermuda)	0.005%	700
	100.000%	13,095,262

As of December 31, 2024, JSC Kyivstar had three subsidiaries — Helsi, Kyivstar.Tech and Lan Trace.

Interest held by the Company in its principal subsidiaries as of December 31 is disclosed below:

	2024		2023
Name	Interest	Country of operation	Interest	Country of operation
LLC “Kyivstar.Tech”	100.000%	Ukraine	100.000%	Ukraine
LLC “Helsi Ukraine”	69.990%	Ukraine	69.990%	Ukraine
LLC “Lan Trace”	100.000%	Ukraine	—	—

In August 2022, JSC Kyivstar acquired a controlling share of Helsi Ukraine, an entity in the IT e-health sector. Initial cash consideration paid for the 69.99% interest in Helsi Ukraine amounted to US$15.

In September 2024, JSC Kyivstar entered into a share-purchase agreement to acquire 100% of the equity interests of LLC “Lan Trace”, an entity who provides internet and TV services in the city of Boryspil and 17 other towns within the Kyiv region, Ukraine to expand its digital portfolio. The preliminary purchase price, which is subject to adjustment, was US$2.

In the combined financial statements subsidiary undertakings — which are those companies in which the Group directly or indirectly, has an interest of more than half of the voting rights or otherwise has power to exercise control over the operations — have been fully consolidated.

The functional currency of Kyivstar is Ukrainian Hryvnia (“UAH”), the currency of the primary economic environment in which Kyivstar operates. The combined financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.

Due to the ongoing war between Russia and Ukraine, material uncertainties have been identified that may raise substantial doubt on the Company’s ability to continue as a going concern which are discussed in detail below.

BASIS OF COMBINATION

The combined financial statements as of and for the year ended December 31, 2024 and 2023 present the VEON Group.

These CFS have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the combined financial statements and applied by VEON Group. As IFRS does not provide guidance for the preparation of combined financial statements, certain accounting conventions commonly used for the preparation of historical financial information have been applied in preparing the combined financial statements. The application of these carve-out conventions has been described below. In addition to the application of specific carve-out conventions impacting the presentation of these combined financial statements, the areas involving a high degree of judgement or where estimates and assumptions are significant to the CFS are discussed later in this section.

The CFS have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, significant uncertainties affecting the Company’s ability to continue as a going concern are discussed in detail at the end of this section.

These CFS do not necessarily reflect what the combined result of operations would have been had the Company existed as a separate independent legal group from January 1, 2023 and had it therefore presented stand-alone combined financial information during the periods presented. Further, these combined financial statements may not be indicative of the Company’s future performance, financial position, or cash flows.

The combined income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.

The combined financial statements have been prepared on a historical cost basis, unless otherwise disclosed.

FOREIGN CURRENCY TRANSLATION

For the purpose of these combined financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Net investment. The exchange rates applied to translate Kyivstar’s income, expenses and balance sheet items from UAH to U.S. Dollar are detailed in Note 16.

CARVE-OUT PRINCIPLES

The following paragraphs summarize the accounting and other principles applied in preparing the CFS.

Intercompany and related party transactions

Intercompany transactions and assets and liabilities between VEON Group entities have been eliminated in these combined financial statements.

Investment in VEON Ltd. shares

The CFS include shares of the Parent purchased by the Company as part of the share buyback program initiated by VEON Ltd. VEON Holdings B.V. purchased Parent shares via open market transactions under the share buyback program and holds these shares as of December 31, 2024. The Company expects to make additional purchases under the share buyback program in 2025. Refer to Note 14 for details and outstanding balances as of December 31, 2024.

Net investment

The Net Investment of the Company consists of the Net Investment attributable to owners of the Parent and other comprehensive income. The CFS do not show share capital. Since the Company has no share capital and reserves in its own right, any equity represents the parent’s net investment. Thus, the presentation of the equity of the Company differs from the presentation of equity as prescribed in International Accounting Standards (“IAS”) 1, Presentation of Financial Statements. For such reasons, no earnings per share is presented.

Notes

Liabilities related to two separate Notes maturing in April 2025 and June 2025 are included in these CFS as VEON Holdings B.V. is the legal issuer. Refer to Note 16 for details and outstanding amounts as of December 31, 2024 and 2023.

Corporate, Shared Service Units and Foreign Holding Company Expenses

Wider VEON Group’s shared services have historically been recharged to VEON Group. The shared service expenses are attributable to services conducted on behalf of Wider VEON Group subsidiaries, primarily by the HQ function. These services comprise global tax, legal, financial, risk, reporting services, etc. The corresponding costs are included in these CFS based on historically recharged amounts. No adjustments were made to these recharges.

The CFS include the allocations of expenses from the Wider VEON Group which are based on management judgement, assumptions and estimates as described below. These expenses have been specifically identified based on their nature, when possible, or allocated based on revenues, usage or other allocation methods that are considered to be a reasonable reflection of the utilization of services provided or benefit by the Company during each of the periods presented. For the years ended December 31, 2024 and 2023, the total expenses allocated from the Wider VEON Group amounted to US$22 and US$10, respectively. They relate to the following items:

a.      management services provided by Kyivstar’s Chief Executive Officer (CEO) resulting from a double-employment contract

b.      management services provided by Kyivstar’s Chief Financial Officer (CFO) resulting from a double-employment contract

c.      management services provided by VEON Ltd Group Executive Committee (GEC)

d.      share of costs for Oracle ERP and other licenses from global contract

e.      share of costs for employees of the Wider VEON Group providing different kinds of shared services such as group tax, HR, corporate affairs, financial reporting and controlling, etc.

The items a.-e. were recognized as expenses in Kyivstar’s financial statements. Due to double-employment contracts of Kyivstar’s CEO and CFO, a portion of their remuneration was recognized as an expense in personnel expenses at Kyivstar and a portion were recharged to Kyivstar via an allocation. No adjustments were made in these CFS to these expenses. Accordingly, VEON Group’s management considers that all allocations have been made on a reasonable basis. However, the allocations may not reflect the expenses that would have been, or will be incurred, on a stand-alone basis and could materially differ from the amounts allocated due to economies of scale, a requirement for more or fewer employees, decisions with respect to areas such as information technology, or other factors. Management believes it is not practicable to estimate the actual costs that would have been incurred had the Company been a standalone company during the periods presented. Additionally, these allocations may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from an unrelated third party.

Income Taxes

During the periods presented in these CFS, Kyivstar entities have operated as separate taxpayers. For these entities, the tax charges and tax liabilities included in these CFS are based on actual taxation.

Guarantees and contingent liabilities

Kyivstar has capital commitments for the future purchase of property and equipment and intangible assets and no other guarantees or contingent liabilities. The capital commitments disclosed in the CFS are consistent with those reported to Wider VEON Group by Kyivstar. No incremental commitments, guarantees or contingent liabilities have been identified exist.

GOING CONCERN

As of April 2, 2025, hostilities continue in Ukraine. Currently, we have 23 million subscribers in Ukraine, where they are supported by 4200 employees. VEON’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of April 2, 2025, most of our Ukraine subsidiary’s employees remain in the country. As of April 2, 2025, millions of people have fled Ukraine and the country has sustained significant damage to infrastructure and assets.

The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:

•        We may need to record future impairment charges in Ukraine or CGUs, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.

•        As of April 2, 2025, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these new sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.

•        Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company-related party to the Company (“UTC”), (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries.

•        If further measures are adopted and applied in relation to our Ukrainian subsidiary, this could lead to the involuntary deconsolidation of our Ukrainian operations, and could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across other debt agreements and the revolving credit facility and negatively impact our liquidity.

Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:

•        We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.

•        Management actively monitors the Company’s liquidity position, our non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels and should they reach a level considered at-risk, management will take actions to ensure our liquidity position is sufficient and our non-financial provisions in our debt agreements are met.

•        Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that Russian nationals, including any beneficial owners of LetterOne, do not participate in the management of Kyivstar nor are they able to derive any benefits from VEON’s assets in Ukraine.

•        On October 30, 2023, VEON announced that two appeals were filed with the relevant Kyiv courts, challenging the freezing of the corporate rights in Kyivstar and UTC, noting that corporate rights in Kyivstar and UTC belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and UTC. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group’s subsidiary UTC. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group’s other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. After the successful lifting of the court freeze of Kyivstar’s shares, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursing steps to meet the conditions required by the local custodian to lift the stipulated freeze.

•        As disclosed in Note 18, on January 13, 2025, VEON announced the signing of letter of intent to indirectly list Kyivstar operations on Nasdaq in the United States extending the efforts to strengthen the Ukraine investment. Further on March 18, 2025, it was further announced that VEON Ltd. and Cohen Circle Acquisition Corp. I (“Cohen Circle”) announced the signing of a business combination agreement (the “BCA”) that will result in the listing of JSC Kyivstar (“Kyivstar”), the leading digital operator in Ukraine, on the Nasdaq Stock Market (“Nasdaq”) in the United States.

The accompanying combined financial statements have been prepared on a going concern basis. In accordance with IAS 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may raise substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these combined financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, and given the possible future imposition of external administration over our Ukrainian operations in particular, management concluded that a material uncertainty remains related to events or conditions that may raise substantial significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

Major developments during the year ended December 31, 2024

Cybersecurity Incident in Ukraine

As explained in the 2023 major developments below, the incident had a significant impact for the first six-months of 2024 associated with the revenue loss arising from the customer loyalty measures taken by Kyivstar in order to compensate for the inconvenience caused during the disruptions. The impact of these offers on operating revenue in 2024 was US$46. VEON expects no further impact on its financial results arising from the customer loyalty measures under the retention programs, which ended during the first half of 2024.

Changes in Directors of VEON Holdings B.V.

On March 7, 2024, Bruce John Leishman and Maciej Bogdan Wojtaszek were appointed statutory directors of the Company, while on the same date Jochem Benjamin Postma and Paul Klaassen stepped down as statutory directors of the Company.

Agreement with Impact Investments LLC for Strategic Support and Board Advisory Services

On June 7, 2024, VEON Ltd. entered into a letter agreement as amended on August 1, 2024 (the “2024 Agreement”) with Impact Investments which will provide strategic support and board advisory services to VEON Ltd. and JSC Kyivstar (a wholly owned indirect subsidiary of VEON Ltd.). Michael Pompeo, who was appointed to the Board of Directors of VEON Ltd. on May 31, 2024, serves as Executive Chairman of Impact Investments. In exchange for the services provided, VEON Ltd. will pay Impact Investments US$0.05 in cash per month on or about the 7th day of each month during the term of the 2024 Agreement. Further, VEON Ltd. has granted to Impact Investments three VEON Ltd. common share warrants (hereby “Warrant A”, “Warrant B”, and “Warrant C”), with a value of $12, $2, and $2 worth of common shares in the capital of VEON Ltd., respectively. Warrant A will vest ratably semi-annually over a period of three years subject to achievement of vesting conditions. One half of Warrant B will vest on the date that is six months after the three years anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant B will vest on the four years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. One half of Warrant C will vest on the date that is six months after the four years’ anniversary of the 2024 Agreement, subject to Impact Investments’ initial term being extended for a fourth year and the satisfaction of the other vesting conditions. The remainder of Warrant C will vest on the five years’ anniversary of the 2024 Agreement, subject to the achievement of the vesting conditions. The number of common VEON Ltd. shares to be transferred will be determined on the vesting date based on the 90-day average trading price. Finally, VEON Ltd., in its sole discretion, may pay Impact Investments an additional fee up to $3 subject to completion of certain strategic objectives. On June 7, 2024, VEON Ltd. and Impact Investments also entered into a termination letter in connection with a letter agreement between VEON Ltd. and Impact Investments dated November 16, 2023. Under the terms of the termination letter, VEON Ltd. paid Impact Investments $2 in common VEON Ltd. shares or 2,066,954 shares (equal to 82,678 American Depositary Shares “ADS”), which common VEON Ltd. shares were determined on the basis of the 90-day average trading price of the VEON Ltd. common shares as of the date of the termination letter. These common shares were transferred to Impact Investments in August 2024, for strategic support and board advisory services to JSC Kyivstar performed by Impact Investments under the letter agreement between VEON Ltd., JSC Kyivstar and Impact Investments dated November 16, 2023.

Kyivstar Acquires New Spectrum

On November 20, 2024, Kyivstar, has successfully acquired 2x5 MHz spectrum in the 2100 MHz band and 40 MHz spectrum in the 2300 MHz band. Kyivstar will invest approximately UAH 1.43 billion (US$34) in the Ukrainian economy through this spectrum acquisition.

Unfreezing of VEON’s Corporate Rights in Ukraine

On November 29, 2024, VEON announced that the Shevchenkivskyi District Court of Kyiv has ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in Kyivstar Tech and Helsi. The decision fully removes the restrictions on VEON’s corporate rights imposed by the Ukrainian courts on Kyivstar and its subsidiaries.

VEON Approves Launch of the Initial US$30 Million Phase of its Share Buyback Program

On December 9, 2024, VEON announced that its Board of Directors has approved the commencement of the first phase of announced share buyback program with respect to VEON Ltd.’s ADS. This first phase of the buyback will be in the amount of up to US$30 to be repurchased by VEON Holdings B.V. or VEON Amsterdam B.V. As of December 31, 2024 a total of 5,024,175 shares were repurchased by VEON Holdings B.V.

Kyivstar announces Starlink Direct-to-Cell Satellite Connectivity agreement

On December 30, 2024 Kyivstar has signed an agreement with Starlink, a division of SpaceX, to introduce groundbreaking direct-to-cell satellite connectivity in Ukraine. Upon its launch, the service will make Ukraine one of the first countries to have the game-changing Starlink direct-to-cell service, enhancing the resilience of the country’s connectivity landscape. Kyivstar anticipates launching Starlink direct-to-cell services with SMS and OTT messaging functionality in the fourth quarter of 2025 for Kyivstar customers and plans to expand to voice and data in later stages.

Major developments during the year ended December 31, 2023

Cybersecurity Incident in Ukraine

On December 12, 2023, VEON announced that Kyivstar’s network had been the target of a widespread external cyber-attack causing a technical failure. This resulted in a temporary disruption of Kyivstar’s network and services, interrupting the provision of voice and data connectivity on mobile and fixed networks, international roaming, and SMS services, amongst others, for Kyivstar customers in Ukraine and abroad. The Company’s technical teams, working relentlessly and in collaboration with the Ukrainian law enforcement and government agencies and the Security Service of Ukraine, restored services in multiple stages starting with voice and data connectivity. On December 19, 2023, VEON announced that Kyivstar had restored services in all categories of its communication services, and that mobile voice and internet, fixed connectivity and SMS services as well as the MyKyivstar self-care application were active and available across Ukraine.

Following network stabilization, the Group immediately launched offers to reward its customers for their loyalty, including a month of services with discounts on specific contract types to retain the subscriber base. Furthermore, on December 21, 2023, Kyivstar announced a donation of UAH 100 million (US$3) would be made towards Ukrainian charity initiatives.

Largely due to the limited period during which the critical services were down, there was no material financial impact on our results for the year ended December 31, 2023 due to these service disruptions, or due to costs associated with additional IT capabilities required for restoring services, replacing lost equipment or compensating external consultants and partners in 2023.

Kyivstar has initiated remediation and mitigation actions to reduce current risks and establish a robust framework to manage evolving cyber threats, protect business continuity and maintain customer trust by investing in immediate response actions, enhanced security infrastructure, proactive threat management, compliance with cybersecurity regulations and standards, employee awareness, and long-term adaptive measures. Further, VEON has executed a group-wide assessment of cybersecurity maturity in alignment with the U.S. National Institute of Standards and Technology Cybersecurity Framework 2.0 (NIST2).

Freezing of corporate rights in Kyivstar

On October 6, 2023, the Security Services of Ukraine (SSU) announced that the Ukrainian courts were seizing all “corporate rights” of Mikhail Fridman, Petr Aven and Andriy Kosogov, who are some of the beneficial owners of LetterOne, which is one of VEON Ltd.’s shareholders, in 20 Ukrainian companies that these individuals beneficially own, while criminal proceedings, unrelated to Kyivstar or VEON Group, were in progress. This announcement was incorrectly characterized by some Ukrainian media as a “seizure” or “freezing” of “Kyivstar’s assets” as the assets of Kyivstar had not been seized or frozen and the court’s ruling did not impact the assets of Kyivstar directly. On October 9, 2023, Ukrainian media further reported, with a headline which incorrectly targeted Kyivstar, that the Ministry of Justice of Ukraine was separately finalizing a lawsuit in the High Anti-Corruption Court of Ukraine to confiscate any Ukrainian assets of Mikhail Fridman. Subsequent clarification by the SSU noted that “The seizure of corporate rights of Ukrainian companies does not affect the protection of the interests of foreign investors and owners of shares of corporate rights, does not hinder their economic activity and the possibility of receiving dividends.” We have received notification from our local custodian that 47.85% of Kyivstar shares have been blocked, which will prevent any transaction involving our Kyivstar shares, including transfer of such shares, from proceeding. On October 30, 2023 VEON Group announced that VEON Ltd. and VEON Holdings B.V. had filed two appeals with the relevant Kyiv court of appeals, challenging the freezing of the corporate rights in Kyivstar, noting that corporate rights in Kyivstar belong exclusively to VEON Group and that their full or partial seizure directly violates the rights of VEON Group and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar. In December 2023, the court rejected the appeal.

Ukraine prepayment

In 2023, Kyivstar fully prepaid all of its remaining external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).